UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file Number 811-719
                                                      -------

                     The Value Line Aggressive Income Trust
                     --------------------------------------
               (Exact name of registrant as specified in charter)

                    220 East 42nd Street, New York, NY 10017
                    ----------------------------------------

                                David T. Henigson
                                -----------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-907-1500
                                                            ------------

                    Date of fiscal year end: January 31,2007
                                             ---------------

                     Date of reporting period: April 30,2006
                                               -------------

Item 1: Schedule of Investments.

A copy of Schedule of Investments for the period ended 04/30/06 is included with this Form.

Value Line Aggressive Income Trust

Schedule of Investments (unaudited)                               April 30, 2006
--------------------------------------------------------------------------------

   Principal Amount                                                        Value
   -----------------------------------------------------------------------------
   CONVERTIBLE CORPORATE BONDS & NOTES  (2.0%)

                 AIR TRANSPORT  (0.5%)
   $    250,000  ExpressJet Holdings, Inc.
                 4.25%, (each note is
                 convertible to 54.9451 shares of
                 Common Stock at anytime)  8/1/23                    $   216,250

                 RETAIL - AUTOMOTIVE  (0.3%)
        100,000  PEP Boys-Manny Moe & Jack (The)
                 4.25%, (each note is convertible
                 to 44.6484 shares of Common
                 Stock at anytime)  6/1/07                                97,875

                 TOBACCO  (1.2%)
        500,000  Vector Group Ltd. 6.25%, %,,
                 (each note is convertible to
                 42.3279 shares of Common Stock
                 at anytime)  7/15/08                                    500,000
                                                                     ===========

                 TOTAL CONVERTIBLE CORPORATE BONDS & NOTES
                 (Cost $840,226)                                         814,125
                                                                     ===========
   CORPORATE BONDS & NOTES  (83.8%)

                 AUTO & TRUCK  (1.6%)
        500,000  Ford Motor Co., Global Landmark
                 Securities , 7.45%, 7/16/31                             365,000
        400,000  General Motors Corp.Debentures, 8.25%,
                 7/15/23                                                 290,000
                                                                     -----------
                                                                         655,000
                                                                     ===========

                 AUTO PARTS  (2.0%)
        500,000  Delphi Corp., Notes, 6.50%, 8/15/13(1)                  342,500
        500,000  Lear Corp.,Guaranteed Notes, Series B,
                 8.11%, 5/15/09                                          488,750
                                                                     -----------
                                                                         831,250
                                                                     ===========

                 CABLE TV  (1.8%)
        750,000  MediaCom LLC,Senior Notes, 9.50%,
                 1/15/13                                                 766,875

                 CHEMICAL - DIVERSIFIED  (1.3%)
        500,000  Equistar Chemicals L.P.,Guaranteed
                 Notes, 10.13%, 9/1/08                                   535,625

                 CHEMICAL - SPECIALTY  (4.1%)
        600,000  ARCO Chemical Co.,Debentures, 9.80%,
                 2/1/20                                                  672,000
        500,000  OM Group, Inc.,Guaranteed  Notes,
                 9.25%, 12/15/11                                         516,250
        500,000  PolyOne Corp.,Senior Notes, 8.88%,
                 5/1/12                                                  507,500
                                                                     -----------
                                                                       1,695,750
                                                                     ===========

                 COAL  (3.7%)
        750,000  Consolidation Coal,Notes, Series MTN,
                 8.25%, 6/1/07(2)                                        769,001
        750,000  Massey Energy Co.,Senior Notes, 6.63%,
                 11/15/10                                                755,625
                                                                     -----------
                                                                       1,524,626
                                                                     ===========

                 COMPUTER SOFTWARE & SERVICES  (1.2%)
        500,000  Unisys Corp.,Senior Notes, 6.88%,
                 3/15/10                                                 480,000

                 DIVERSIFIED COMPANIES  (1.9%)
        500,000  Geon Co. (The),Debentures, 7.50%,
                 12/15/15                                                453,750
        300,000  W.H. Holdings Ltd.,Senior Notes,
                 9.50%, 4/1/11                                           321,000
                                                                     -----------
                                                                         774,750
                                                                     ===========

                 DRUG  (1.2%)
        500,000  Elan Finance PLCSenior Notes, 7.75%,
                 11/15/11                                                480,000

                 ELECTRONICS  (2.5%)
        500,000  Avnet, Inc.,Notes, 9.75%, 2/15/08                       533,256
        500,000  Celestica, Inc.,Senior Subordinated
                 Notes, 7.88%, 7/1/11                                    508,750
                                                                     -----------
                                                                       1,042,006
                                                                     ===========

                 ENTERTAINMENT  (1.2%)
        500,000  Royal Caribbean Cruises
                 Ltd.Properties, Senior Notes, 7.25%,
                 8/15/06                                                 502,050

                 ENVIRONMENTAL  (1.3%)
        500,000  IMCO Recycling, Inc.,Secured Notes,
                 10.38%, 10/15/10                                        548,750

                 FINANCIAL SERVICES - DIVERSIFIED  (0.5%)
        500,000  Vesta Insurance Group, Inc.Debentures,
                 8.75%, 7/15/25                                          210,000

                 FOOD PROCESSING  (5.3%)
        600,000  Chiquita Brands International,
                 Inc.,Senior Notes, 7.50%, 11/1/14                       519,000
        600,000  Chiquita Brands International,
                 Inc.,Senior Notes, 8.88%, 12/1/15                       552,000
         30,000  Land O' Lakes, Inc.,Senior Notes,
                 8.75%, 11/15/11                                          31,275
        600,000  Smithfield Foods, Inc.,Senior
                 Subordinated Notes, 7.63%, 2/15/08                      603,000
        500,000  Universal Foods Corp., Notes 6.50%,
                 4/1/09                                                  500,763
                                                                     -----------
                                                                       2,206,038
                                                                     ===========

                 HEALTH CARE INFORMATION SYSTEMS  (1.2%)
        600,000  Rotech Healthcare, Inc.,Guaranteed
                 Notes, 9.50%, 4/1/12                                    496,500

                 HOME BUILDING  (4.9%)
        500,000  Senior Housing Properties Trust,
                 Senior Notes, 8.63%, 1/15/12                            547,500
        500,000  Technical Olympic USA, Inc.,
                 Subordinated Notes, 7.50%, 3/15/11                      465,625
        500,000  Technical Olympic USA, Inc.,
                 Guaranteed Notes, 10.38%, 7/1/12                        512,500
        500,000  William Lyon Homes, Inc,.Guaranteed
                 Notes, 10.75%, 4/1/13                                   500,000
                                                                     -----------
                                                                       2,025,625
                                                                     ===========

                 HOTEL/GAMING  (5.2%)
        600,000  American Casino & Entertainment
                 Properties, Secured Notes, 7.85%,
                 2/1/12                                                  612,000
        500,000  Boyd Gaming Corp., Senior Subordinated
                 Notes, 6.75%, 4/15/14                                   495,000
        500,000  Hilton Hotels Corp., Senior Notes,
                 7.50%, 12/15/17                                         526,963
        500,000  Meritage Homes Corp., Guaranteed
                 Notes, 9.75%, 6/1/11                                    525,000
                                                                     -----------
                                                                       2,158,963
                                                                     ===========

--------------------------------------------------------------------------------
                                                                               1

                 MACHINERY  (0.8%)
        325,000  JLG Industries, Inc., Senior
                 Subordinated Notes, 8.38%, 6/15/12                      344,500

                 METALS & MINING DIVERSIFIED  (1.2%)
        500,000  Novelis, Inc.,Senior Notes, 7.25%,
                 2/15/15(2)                                              485,000

                 METALS FABRICATING (1.9%)
        750,000  Lone Star Technologies,
                 Inc.,Guaranteed Notes, Series B,
                 9.00%, 6/1/11                                           783,750

                 NATURAL GAS - DIVERSIFIED  (4.5%)
        600,000  Ferrellgas Escrow LLC/Ferrellgas
                 Finance Escrow Corp., Senior Notes,
                 6.75%, 5/1/14                                           576,000
      1,250,000  Vintage Petroleum, Inc., Senior
                 Subordinated Notes, 7.88%, 5/15/11                    1,299,225
                                                                     -----------
                                                                       1,875,225
                                                                     ===========

                 OILFIELD SERVICES/EQUIPMENT  (7.9%)
        500,000  Basic Energy Services, Inc., Senior
                 Notes, 7.13%, 4/15/16(2)                                493,750
      1,000,000  Bluewater Finance Ltd., Guaranteed
                 Notes, 10.25%, 2/15/12                                1,040,000
        600,000  Gulfmark Offshore, Inc., Guaranteed
                 Notes, 7.75%, 7/15/14                                   606,000
        316,000  Newpark Resources, Inc., Guaranteed
                 Notes, Series B, 8.63%, 12/15/07                        316,000
        750,000  TransMontaigne, Inc., Senior
                 Subordinated Notes, 9.13%, 6/1/10                       808,125
                                                                     -----------
                                                                       3,263,875
                                                                     ===========

                 PETROLEUM - PRODUCING  (5.6%)
        500,000  KCS Energy, Inc., Senior Notes, 7.13%,
                 4/1/12                                                  503,750
        700,000  Stone Energy Corp., Senior
                 Subordinated Notes, 8.25%, 12/15/11                     731,500
      1,000,000  Western Oil Sands, Inc., Secured
                 Notes, 8.38%, 5/1/12                                  1,095,000
                                                                     -----------
                                                                       2,330,250
                                                                     ===========

                 POWER  (1.2%)
        500,000  Reliant Energy, Inc., Senior Secured
                 Notes, 9.25%, 7/15/10                                   506,875

                 R.E.I.T.  (0.6%)
        250,000  Crescent Real Estate Equities, Senior
                 Notes, 9.25%, 4/15/09                                   261,250

                 RESTAURANT  (1.2%)
        500,000  O'Charleys, Inc., Senior Subordinated
                 Notes, 9.00%, 11/1/13                                   510,000

                 RETAIL - SPECIAL LINES  (5.6%)
        500,000  Broder Brothers, Co., Senior Notes,
                 11.25%, 10/15/10                                        488,750
        500,000  Blyth, Inc., Notes, 7.90%, 10/1/09                      500,000
        600,000  Nbty, Inc., Senior Subordinated Notes
                 Reg S, 7.13%, 10/1/15 (2)                               567,750
        750,000  Phillips-Van Heusen Corp., Senior
                 Notes, 7.25%, 2/15/11                                   753,750
                                                                     -----------
                                                                       2,310,250
                                                                     ===========

                 RETAIL STORE  (3.4%)
        410,000  Dillard's, Inc., Notes, 7.85%, 10/1/12                  421,275
        500,000  Dollar General Corp., Guaranteed
                 Notes,  8.63%, 6/15/10                                  535,000
        500,000  Jo-Ann Stores, Inc., Senior
                 Subordinated Notes, 7.50%, 3/1/12                       435,000
                                                                     -----------
                                                                       1,391,275
                                                                     ===========

                 SHOE  (1.9%)
        750,000  Payless ShoeSource, Inc., Senior
                 Subordinated Notes, 8.25%, 8/1/13                       787,500

                 STEEL - GENERAL  (3.2%)
        800,000  Allegheny Technologies, Inc.Notes,
                 8.38%, 12/15/11                                         858,000
        421,000  United States Steel Corp., Senior
                 Notes, 9.75%, 5/15/10                               $   454,680
                                                                     -----------
                                                                       1,312,680
                                                                     ===========

                 TELECOMMUNICATION SERVICES  (2.6%)
        500,000  Alamosa Delaware, Inc., Senior Notes,
                 8.50%, 1/31/12                                          535,625
        500,000  Citizens Communications Co., Notes,
                 9.25%, 5/15/11                                          549,375
                                                                     -----------
                                                                       1,085,000
                                                                     ===========

                 TRUCKING  (1.3%)
        500,000  Roadway Corp., Guaranteed Notes,
                 8.25%, 12/1/08                                          523,207
                                                                     ===========
                 TOTAL CORPORATE BONDS & NOTES
                 (Cost $34,269,964)                                   34,704,445
                                                                     ===========

   Shares                                                                  Value
   -----------------------------------------------------------------------------
   CONVERTIBLE PREFERRED STOCK  (0.6%)

                 CHEMICAL - DIVERSIFIED  (0.6%)
          6,000  Huntsman Corp., Par $50 (each share is
                 convertible to 1.7674 shares of Common
                 Stock @ $21.68), 5.00%, 2/16/08                         258,000
                                                                     -----------

                 TOTAL CONVERTIBLE PREFERRED STOCK
                 (Cost $265,650)                                         258,000
                                                                     ===========

   PREFERRED STOCK  (0.6%)

                 R.E.I.T.  (0.6%)
         10,000  Health Care REIT, Inc.,  Series F, 7.63%                253,900
                                                                     ===========

                 TOTAL PREFERRED STOCK
                 (Cost $250,000)                                         253,900
                                                                     ===========

--------------------------------------------------------------------------------
2

   WARRANTS  (0.0%)
          3,245  XO  Holdings, Inc., Series A, Expiring
                 1/16/10 (3)                                               2,434
          2,434  XO Holdings, Inc., Series B, Expiring
                 1/16/10 (3)                                               1,338
          2,434  XO Holdings, Inc.,  Series C, Expiring
                 1/16/10 (3)                                                 840
                                                                     -----------
                 TOTAL WARRANTS
                 (Cost $0)                                                 4,612
                                                                     ===========

   COMMON STOCKS  (3.2%)

                 COMPUTER & PERIPHERALS  (0.2%)
         10,000  Quantum Corp.  (3)                                       34,200
          8,000  Unisys Corp.  (3)                                        49,920
                                                                     -----------
                                                                          84,120
                                                                     ===========

                 ELECTRICAL UTILITY - WEST  (0.2%)
          5,000  Xcel Energy, Inc.                                        94,200

                 ELECTRONICS  (0.1%)
          8,000  Bookham, Inc.  (3)                                       48,720

                 FOREIGN TELECOMMUNICATIONS  (0.7%)
         10,000  Telecom Corporation of New Zealand Ltd.
                 (ADR)                                                   292,000

                 MARITIME  (0.8%)
         10,000  Frontline Ltd.                                          321,600
            500  Ship Finance International Ltd.                           8,515
                                                                     -----------
                                                                         330,115

                 MEDICAL SUPPLIES  (0.4%)
          4,203  Baxter International, Inc.                              158,453

                 NATURAL GAS - DISTRIBUTION  (0.1%)
          4,000  SEMCO Energy, Inc. (3)                                   21,600

                 PRECIOUS METALS  (0.2%)
         12,000  Coeur d'Alene Mines Corp.  (3)                           83,760

                 TELECOMMUNICATION SERVICES  (0.00%)
            377  XO Holdings, Inc.  (3)                                    1,659

                 R.E.I.T.  (0.5%)
         10,000  Crescent Real Estate Equities Co.                       200,000

                 RECREATION  (0.00%)
          4,000  Meade Instruments Corp.  (3)                             11,920
                                                                     -----------

                 TOTAL COMMON STOCKS
                 (Cost $1,246,528)                                     1,326,547
                                                                     ===========

                 TOTAL INVESTMENT SECURITIES  (90.2%)
                 (Cost $36,872,368)                                   37,361,629
                                                                     ===========

   Principal Amount                                                        Value
   -----------------------------------------------------------------------------
   REPURCHASE AGREEMENTS  (7.7%) (4)

   $  1,800,000  With Morgan Stanley & Co.,
                 4.62%, dated 4/28/06, due
                 5/1/06, delivery value
                 $1,800,693 (collateralized by
                 $1,625,000 U.S. Treasury Notes
                 6.125%, due 11/15/27, with a
                 value of $1,839,955)                                $ 1,800,000
      1,400,000  With UBS Warburg, LLC, 4.52%,
                 dated 4/28/06, due 5/1/06,
                 delivery value $1,400,527
                 (collateralized by $1,112,000
                 U.S. Treasury Notes 7.62%, due
                 2/15/25, with a value of
                 $1,432,753)                                           1,400,000
                                                                     -----------

                 TOTAL REPURCHASE AGREEMENTS
                 (Cost $3,200,000)                                     3,200,000
                                                                     ===========

                 CASH AND OTHER ASSETS IN EXCESS OF
                 LIABILITIES  (2.1%)                                     865,022
                                                                     -----------

                 NET ASSETS  (100%)                                  $41,426,651
                                                                     ===========

                 NET ASSET VALUE OFFERING AND REDEMPTION
                 PRICE, PER OUTSTANDING SHARE
                 ($41,426,651 / 8,310,274 shares outstanding)        $      4.98
                                                                     ===========

(1)   Securities currently in default.
(2)   144A Security where certain conditions for public sale may exist.
(3)   Non-income producing.
(4) The Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest.
(ADR) American Depositary Receipts

The Fund's unrealized appreciation/(depreciation) as of April 30, 2006 was as follows:

                                                       Total Net
                                                       Unrealized
Total Cost      Appreciation      Depreciation        Appreciation
--------------------------------------------------------------------------------
$40,072,368     $1,269,552        $(780,291)          $489,261

--------------------------------------------------------------------------------

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR
      270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a) Certifications of principal executive officer and principal financial officer of the registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:        /s/ Jean B. Buttner
           --------------------------
           Jean B. Buttner, President

Date:      06/29/2006
           --------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:        /s/ Jean B. Buttner
           -------------------------------------------------------
           Jean B. Buttner, President, Principal Executive Officer

By:        /s/ Stephen R. Anastasio
           -------------------------------------------------------
           Stephen R. Anastasio, Treasurer

Date:      06/29/2006
           --------------------------